Net income per ordinary share	12 Months Ended
Dec. 31, 2025
Net income per ordinary share
Net income per ordinary share

Note 18 : Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	December 31,
	2025	2024	2023
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	7,603,354	7,716,993	7,726,118